SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity
A summary of option activity under the Company's stock option plans to its employees as of December 31, 2018 and changes during the year ended December 31, 2018 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2018	272,047	$3.58	5.41	$-
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Expired and forfeited	(117,047)	$1.49	-	$-

Outstanding at December 31, 2018	155,000	$5.16	8.01	$-

Exercisable at December 31, 2018	11,667	$1.38	0.59	$-

Schedule of Stock-based Compensation Expenses
The total stock-based compensation expense related to employees' equity-based awards, recognized for the years ended December 31, 2018, 2017 and 2016, was comprised as follows:

	Year ended December 31,
	2018	2017	2016

Cost of revenues	$-	$4	$8
Research and development	1	5	30
Selling and marketing	-	5	12
General and administrative	89	(13)	155

	$90	$1	$205

Schedule of Options and Warrants
Issuance date	In connection with	Number of options granted	Options exercisable	Exercise price per share	Exercisable through

April 1, 2015	consultant	26,667	-	2.64	April 2020